SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

Eleven-month period ended November 30,
2024
(Unaudited)
Revenue
Cost of revenue	$-
Gross profit	$-
Operating expenses:
General and administrative	$(661,493)
Stock based compensation	$(938,808)
Total operating expenses	$(1,600,301)
Loss from Operations	$(1,600,301)
Other expense (income):
Other expense (income)	$110,459
Finance results	$110,459
Loss before provision for income taxes	$(1,489,842)
Provision for income taxes	$-
Net loss	$1,489,842

Comprehensive loss:
Net loss	$1,489,842
Foreign currency translation adjustment	$333,939
Comprehensive loss	$1,823,781

SCHEDULE OF CONSOLIDATED STATEMENTS OF CASH FLOWS

Eleven-month period ended November 30,
2024
(Unaudited)
Cash flows from operating activities of continuing operations:
Net loss	$(1,489,842)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	$938,808
Gain/loss on FOREX transactions	$(111,991)
Changes in operating assets and liabilities:
Accounts payable	$(55,104)
Accounts receivable and other assets	$1,521
Net cash (used in) operating activities	$(716,607)

Cash flows from investing activities:
Related party transactions	$1,156,276
Acquisition of capital assets	$(444,287)
Net cash provided by investing activities	$711,989

Cash flows from financing activities:
Net proceeds from sale of common stock	$4,950
Net cash provided by financing activities	$4,950

Effect of exchange rates on cash and cash equivalents	$(3,449)
Net decrease in cash and cash equivalents	$(3,116)
Cash and cash equivalents at beginning of period	$5,973
Cash and cash equivalents at end of period	$2,857